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                  MORGAN STANLEY U. S. GOVERNMENT SECURITIES TRUST
                           1221 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10020


                                       May 8, 2003


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549


Re:  Morgan Stanley U. S. Government Securities Trust
     File Number 2-86966


Dear Sir or Madam:

     On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on April 30, 2003.

                                              Very truly yours,
                                         /s/  Bennett MacDougall
                                              ------------------
                                              Bennett MacDougall
                                              Senior Staff Attorney


cc: Larry Greene
    Barry Fink